Mobile Financial Services activities - Loans and receivables components (Details) - Operating segments [member] - Mobile Finance Services € in Millions	Jun. 30, 2023 EUR (€)
Mobile Financial Services activities
Customers borrowings and deposits	€ 2,188.0
Deposit certificate	283.0
Balances on current accounts from customers [member]
Mobile Financial Services activities
Customers borrowings and deposits	1,297.0
Passbooks and special savings accounts [member]
Mobile Financial Services activities
Customers borrowings and deposits	890.0
Overdraft [member]
Mobile Financial Services activities
Total loans and receivables to customers	872.0
Mortgages [member]
Mobile Financial Services activities
Total loans and receivables to customers	932.0
Receivables [Member]
Mobile Financial Services activities
Total loans and receivables to customers	€ 569.0